Acquisition And Disposal Of Businesses - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				1 Months Ended					12 Months Ended	1 Months Ended				12 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 22, 2011 GHANA	Nov. 26, 2007 Essakane joint venture Exploration Project or Asset	Oct. 11, 2007 Essakane joint venture Exploration Project or Asset	Nov. 26, 2007 Orezone Resources Inc Exploration Project or Asset	Jun. 22, 2011 IAMGold Corporation GHANA	Jun. 21, 2010 IAMGold Corporation GHANA	Jun. 30, 2009 IAMGold Corporation Exploration Project or Asset	Sep. 30, 2010 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines	Sep. 30, 2011 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Liberty Express Assets	Sep. 30, 2010 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Liberty Express Assets	Sep. 30, 2010 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Lepanto Consolidated Mining Company	Dec. 31, 2011 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Lepanto Consolidated Mining Company	Mar. 22, 2012 Far Southeast (FSE) Deposit Exploration Project or Asset The Philippines Acquisition	Dec. 31, 2011 Mankayan Project-Bezant Resources	Jun. 22, 2011 Damang GHANA	Jun. 21, 2010 Damang GHANA	Mar. 22, 2011 Gold Fields La Cima	Mar. 21, 2011 Gold Fields La Cima
Significant Acquisitions and Disposals [Line Items]
Disposal of assets, cash consideration				$ 5.0		$ 152.0
Loss on disposal of subsidiary				(0.3)
Percentage of ownership interest subject to acquisition or disposal agreement							60.00%		90.00%	71.10%		60.00%		40.00%		20.00%			90.00%	71.10%
Minimum total consideration from selling equity investment							200
Disposal of assets, newly-issued shares received						41,666,667
Disposal of assets, newly-issued shares received, value						48
Share ownership percentage after disposal asset								12.20%
Orezone shares exchanged for shares											3,300,000
Disposal of assets, newly-issued shares received, value	0.4	13.7	385.8	54.3							33.4
Gain (loss) on disposal of assets, newly-issued shares received	(0.4)	12.8	111.7	(16.1)							7.2
Percentage of options in gold-copper Far Southeast (FSE) exercised																	40.00%
Business acquisition amount of cash consideration					667												110
Percentage to acquire undeveloped gold-copper Far Southeast (FSE) deposit under option agreement with Lepanto Consolidated Mining Company and Liberty Express Assets												60.00%
Cash consideration paid for acquisition												340				110					382
Pre-agreed acquisition price for a 60% interest in FSE, option fees paid															10.0
Pre-agreed acquisition price for a 60% interest in FSE, initial non-refundable down payment														44
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment													66
Pre-agreed acquisition price for a 60% interest in FSE													220
Terms of option agreement to acquire undeveloped gold-copper Far Southeast (FSE) deposit												The Liberty and Lepanto options were initially granted to Gold Fields for the later of 18 months from signature in September 2010 or the date of receiving a Financial or Technical Assistance Agreement, or FTAA, for the project. A FTAA licence allows a foreign corporation to control a majority interest in a Philippine mining project. Notwithstanding this provision, Gold Fields has the discretion to exercise either option prior to the FTAA being granted. The FTAA application for the FSE project was filed in November 2011 and based on the date of the filing Gold Fields expects it could be granted in the second half of 2012. Gold Fields also expects to have a maiden resource statement for FSE and commence a pre-feasibility study later this year.
Option purchased to acquire share capital of Asean, non-refundable fee paid																		7.0
Option purchased to acquire share capital of Asean, exercise price																		$ 63.0
Option purchased to acquire share capital of Asean, expiration date																		Jan. 31, 2013
Percentage of ownership interest acquired									18.90%										18.90%
Ownership interest held by government of Ghana									10.00%										10.00%
Percentage of effective economic interest																					98.50%	80.70%